Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Telecom and Utilities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Telecom and Utilities Fund
Class Name	Fidelity® Telecom and Utilities Fund
Trading Symbol	FIUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Telecom and Utilities Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Telecom and Utilities Fund	$ 35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 1,689,118,674
Holdings Count | shares	36
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,689,118,674
Number of Holdings	36
Portfolio Turnover	145%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 44.4 Diversified Telecommunication Services 18.5 Multi-Utilities 13.3 Independent Power and Renewable Electricity Producers 8.2 Wireless Telecommunication Services 7.7 Oil, Gas & Consumable Fuels 2.2 Electrical Equipment 1.9 Construction & Engineering 1.3 Semiconductors & Semiconductor Equipment 0.9 Media 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 94.8 Canada 2.8 Germany 1.4 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.8 Canada - 2.8 Germany - 1.4 United Kingdom - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 12.3 NextEra Energy Inc 8.8 Constellation Energy Corp 7.4 Vistra Corp 6.2 Duke Energy Corp 5.7 T-Mobile US Inc 5.1 Sempra 5.0 Exelon Corp 4.0 Entergy Corp 3.7 NRG Energy Inc 3.6 61.8